UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund:    BlackRock New York Municipal Income Trust (BNY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:    Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:    (800) 882-0052, Option 4

Date of fiscal year end:    10/31/2008

Date of reporting period:    11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock New York Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
	Face
	Amount	Municipal Bonds	Value
New York - 132.8%	$910	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A ,7% due 5/01/2025	$750
	590	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7% due 5/01/2035	477
	7,000	Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Bard College), Series A-2, 4.50% due 8/01/2036	6,634
	500	Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5% due 12/01/2027	448
	4,900	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 4.50% due 2/15/2047 (f)	4,667
	1,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5% due 2/15/2047	988
	5,000	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series B, 5% due 12/01/2035	5,133
	2,500	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series B, 5% due 12/01/2035 (c)	2,575
	2,000	Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project), Series B, 5% due 7/01/2033	2,055
	700	Madison County, New York, IDA, Civic Facility Revenue Bonds (Commons II LLC - Student Housing), Series A, 5% due 6/01/2033 (c)	692
	12,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Refunding Bonds, Series A, 5% due 11/15/2030	12,271
	12,000	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.125% due 11/15/2031	12,231
	5,000	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5% due 1/01/2036 (b)	5,025
	1,500	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5% due 1/01/2039 (b)	1,506
	1,000	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5% due 1/01/2046 (b)	998
	1,000	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5% due 3/01/2036 (f)	1,005
	3,500	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium Project), 5% due 3/01/2046 (d)	3,494
	1,550	New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter Properties Inc.-
		The New York and Pennsylvania Hospital Leasehold Project), 5.25% due 12/15/2032 (e)	1,661
	2,000	New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp Project), 5% due 9/01/2035	1,813
	3,200	New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc. - JFK
		International Airport), AMT, 7.625% due 8/01/2025	3,422
	4,000	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75% due 8/01/2031	4,313
	2,750	New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer
		System Revenue Bonds, Series AA, 4.50% due 6/15/2037 (f)	2,654
	4,000	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
		Series A, due 6/15/2032 (d)	4,068
	1,250	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
		Series A, 4.25% due 6/15/2039 (e)	1,180
	1,500	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series D, 5% due 6/15/2038	1,546
	6,500	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue
		Refunding Bonds, Series C, 5% due 6/15/2032	6,723
Portfolio Abbreviations
To simplify the listings of BlackRock New York Municipal Income Trust, portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities accordin g to the list below.
AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
GO	General Obligations Bonds	M/F	Multi-Family
HFA	Housing Finance Agency	PILOT	Payment in Lieu of Taxes
IDA	Industrial Development Authority	TFABS	Tobacco Flexible Amortization Bonds

BlackRock New York Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)
Face
Amount	Municipal Bonds	Value
$5,000	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding
	Bonds, Series D, 5% due 6/15/2039	$5,152
500	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-1, 5% due 7/15/2031 (d)	516
1,700	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-2, 4.25% due 1/15/2034 (d)	1,578
1,495	New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Series C, 5% due 5/01/2009 (g)	1,564
6,000	New York City, New York, GO, Series C, 5.375% due 3/15/2012 (g)	6,650
2,200	New York City, New York, GO, Series D, 5.375% due 6/01/2012 (g)	2,449
4,000	New York City, New York, GO, Series D, 5.375% due 6/01/2032	4,135
750	New York City, New York, IDA, Civic Facility Revenue Bonds (Marymount School of New York Project), 5.125% due 9/01/2021 (a)	727
2,000	New York City, New York, IDA, Civic Facility Revenue Bonds (Marymount School of New York Project), 5.25% due 9/01/2031 (a)	1,791
3,000	New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University), 5.25% due 11/01/2037 (a)	2,622
14,850	New York City, New York, IDA, Special Airport Facility Revenue Bonds (Aero JFK I, LLC Project), AMT, Series A, 5.50% due 7/01/2028	13,974
10,010	New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5% due 11/15/2044 (b)	10,177
6,700	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, 6% due 6/01/2043	6,877
7,000	New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25% due 10/01/2035	7,347
1,740	New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125% due 2/15/2019	1,732
4,855	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, Series B, 5% due 2/15/2035 (b)	4,962
500	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Manhattan College), Series B, 5.30% due 7/01/2037 (h)	507
530	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York University Hospitals
	Center), Series B, 5.625% due 7/01/2037	528
3,000	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
	(Mount Sinai-NYU Medical Center Health System), Series C, 5.50% due 7/01/2026	3,015
1,000	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
	(Mount Sinai School of Medicine of New York University), 5% due 7/01/2035 (f)	1,016
9,000	New York State Dormitory Authority Revenue Bonds (New School University), 5% due 7/01/2041 (f)	9,050
5,000	New York State Dormitory Authority Revenue Bonds (New York University), Series 2, 5% due 7/01/2041 (b)	5,064
2,000	New York State Dormitory Authority Revenue Bonds (North Shore - Long Island Jewish Health System), 5.375% due 5/01/2013 (g)	2,260
2,000	New York State Dormitory Authority Revenue Bonds (North Shore - Long Island Jewish Health System), 5.50% due 5/01/2013 (g)	2,272
850	New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace Apartments), AMT, Series B, 4.95% due 2/15/2038	818
15,500	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, 31st Series A, 5.30% due 10/01/2031	15,562
5,560	New York State Mortgage Agency Revenue Bonds, AMT, Series 101, 5.40% due 4/01/2032	5,605
1,175	New York State Thruway Authority, General Revenue Refunding Bonds, Series H, 5% due 1/01/2037 (d)	1,221
8,815	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia
	Project), AMT, 9.125% due 12/01/2015	9,144
7,000	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK International Air Terminal), AMT,
	Series 6, 5.75% due 12/01/2022 (f)	7,149
2,500	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series A, 5.75% due 6/01/2043	2,531

BlackRock New York Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

	Face
	Amount	Municipal Bonds	Value
	$5,000	Rockland Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Revenue Bonds,
		5.75% due 8/15/2043	$5,065
	1,175	Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry
		Project), 5% due 11/01/2028	1,103
	7,000	Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027	7,038
	5,000	TSASC, Inc., New York, TFABS, Series 1, 5.75% due 7/15/2012 (g)	5,647
	2,000	TSASC, Inc., New York, TFABS, Series 1, 6.375% due 7/15/2009 (g)	2,140
	2,500	Westchester County, New York, IDA, Civic Facilities Revenue Bonds (Windward School Civic Facility), 5.25% due 10/01/2031 (h)	2,515
	2,000	Westchester Tobacco Asset Securitization Corporation, New York, Revenue Bonds, 6.75% due 7/15/2010 (g)	2,229
Puerto Rico - 11.1%	4,400	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D, 5.25% due 7/01/2012 (g)	4,853
	1,600	Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series D, 5.25% due 7/01/2036	1,579
	7,475	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50% due 2/01/2012 (g)	8,266
	6,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.70% due 2/01/2010 (g)	6,376
		Total Municipal Bonds (Cost - $267,615) - 143.9%	273,135
		Corporate Bonds
Multi-State - 11.4%	6,000	Charter Mac Equity Issuer Trust, 6.30% due 6/30/2049 (i)	6,269
	5,500	Charter Mac Equity Issuer Trust, 6.80% due 11/30/2050 (i)	6,013
	6,000	MuniMae TE Bond Subsidiary LLC, 6.30% due 6/30/2049 (i)	6,221
	3,000	MuniMae TE Bond Subsidiary LLC, 6.80% due 6/30/2050 (i)	3,226
		Total Corporate Bonds (Cost - $20,503) - 11.4%	21,729
		Short-Term Securities
	2,153	CMA New York Municipal Money Fund 2.04% (j)(k)	2,153
		Total Short-Term Securities (Cost - $2,153) - 1.1%	2,153
		Total Investments (Cost - $290,271*) - 156.4%	297,017
		Other Assets Less Liabilities - 1.4%	2,611
		Preferred Shares, at Redemption Value - (57.8%)	(109,801)
		Net Assets Applicable to Common Shares- 100.0%	$189,827

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008,
	as computed for federal income tax purposes, were as follows:
	Aggregate cost	$291,050
	Gross unrealized appreciation	$9,686
	Gross unrealized depreciation	(3,719)
	Net unrealized appreciation	$5,967

(a)	ACA Insured.
(b)	AMBAC Insured.
(c)	CIFG Insured.
(d)	FGIC Insured.
(e)	FSA Insured.
(f)	MBIA Insured.
(g)	Prerefunded.
(h)	Radian Insured.
(i)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

BlackRock New York Municipal Income Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section
2(a)(3) of the Investment Company Act of 1940, were as follows:
		Net	Dividend
	Affiliate	Activity	Income
	CMA New York Municipal Money Fund	2,106	$11
(k) Represents the current yield as of January 31, 2008.
•	Forward interest rate swaps outstanding as of January 31, 2008 were as follows:
		Notional	Unrealized
		Amount	(Depreciation)
Pay a fixed rate of 3.841% and receive a floating rate
based on 1-week (SIFMA) Municipal Swap Index rate

Broker, Citibank NA
	Expires March 2033	$6,000	$(93)

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal Income Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: March 24, 2008